Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 11,178	€ 13,385
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	0	2,403
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,457	3,457
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,297	3,101
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 4,424	€ 4,424